12. COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

LEASE COMMITMENTS

We currently lease approximately 2,600 square feet of executive office space at 9635 Granite Ridge Drive, Suite 100, San Diego, California 92123 under a 39-month gross plus utilities lease that commenced on December 1, 2014 and expires in August 31, 2021. The current rental rate under the lease extension is $7,986 per month. We believe this leased facility will be satisfactory for our office needs over the term of the lease.

We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $4,548 per month on a one-year lease that expires on November 30, 2018. In October 2018, we entered into a lease extension for an additional twelve months running from December 1, 2018 through November 30, 2019 at the rate of $4,700 per month (see Note 14).

Rent expense, which is included in general and administrative expenses, approximated $84,000 and $77,000 for the six month periods ended September 30, 2018 and 2017, respectively.

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.

12. COMMITMENTS AND CONTINGENCIES

EMPLOYMENT CONTRACTS

We entered into an employment agreement with our Chief Executive Officer (“CEO”) effective April 1, 1999. The agreement, which is cancelable by either party upon sixty days’ notice, will be in effect until the CEO retires or ceases to be employed by us. Under the terms of the agreement, if the CEO is terminated he may become eligible to receive a salary continuation payment in the amount of at least twelve months' base salary, which was increased to $385,000 per year in September 2015.

LEASE COMMITMENTS

We currently lease approximately 2,600 square feet of executive office space at 9635 Granite Ridge Drive, Suite 100, San Diego, California 92123 under a 39-month gross plus utilities lease that commenced on December 1, 2014 and was extended in May 2018 (see Note 11). The initial rental rate under the lease extension is $7,986 per month. Such lease expires in on August 31, 2021. We believe this leased facility will be satisfactory for our office needs over the term of the lease.

We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $4,548 per month on a one-year lease that expires on November 30, 2018. Our current plans are to renew the lease prior to expiration or to secure alternative lab space in the San Diego area.

Rent expense, which is included in general and administrative expenses, approximated $136,000 and $151,000 for the fiscal years ended March 31, 2017 and 2016, respectively.

As of March 31, 2018, our commitments under the lease agreements are as follows:

	2019	2020
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$6,620	$–

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	36,380	–
Total Lease Commitments	$43,000	$–

Following an extension in May 2018 of our lease relating to our Granite Ridge Drive space (see Note 11), our commitments under our lease agreements are as follows:

	Fiscal Years Ending March 31,
	2019	2020	2021	2022	2023
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$94,543	$98,902	$98,622	$102,074	$43,670

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	36,380	–	–	–	–
Total Lease Commitments	$130,923	$98,902	$98,622	$102,074	$43,670

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.